Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation
Summary of stock option transactions and the number of stock options outstanding

	December 31, 2025		December 31, 2024
		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
Outstanding, beginning of year	19,018,593	$1.01	18,249,971	$1.00
Granted	1,167,819	4.83	768,622	2.24
Exercised	(67,054)	0.09	—	—
Forfeited	(2,428,174)	1.47	—	—
Outstanding, end of year	17,691,184	1.34	19,018,593	1.01
Less: Options not vested	(2,339,259)	4.18	(2,154,905)	2.17
Exercisable at year end	15,351,925	$0.89	16,863,688	$0.49

Summary of assumptions for estimation of fair value of option granted

	2025	2024
Risk-free interest rate	4.56%	3.87%
Exercise price	$4.83	$2.24
Share price	$3.99	$1.16
Expected life of options	3 Years	3 Years
Annualized volatility	86.0%	63.0%

Summary of restricted stock unit transactions and number of RSUs

	December 31, 2025
		Weighted
		Average
	Number	Grant-Date Fair Value
Outstanding, beginning of year	—	$—
Granted	1,232,794	10.56
Vested	—	—
Forfeited/Expired	—	—
Outstanding, end of year	1,232,794	$10.56